UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/11

Item 1.  Reports to Stockholders.

The FX Strategy Fund

Annual Report

December 31, 2011

1-855-397-8728

www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Dear Shareholders,

We are pleased to provide our first annual shareholder report.  This report covers 2011 for the period the fund existed.  Our “I” class shares commenced 2/25/2011 while the “A” class began 8/3/2011.  We will focus this letter for the period for 2011 beginning 2/25/2011.

Since its inception the fund (I shares) returned 1.1%.  Although below our return objective, the fund fared better than cash investments (such as T-bills), which returned about 0.1%.  This also outpaced equity markets, as the S&P 5001 fell 3.01% over this time, while international equity indices fell even further.  And although we don’t have data that exactly matches the period beginning 2/25/2011, we believe this was also better than various indices of alternative investments.  The “A” shares did particularly well as they gained 10.37% (prior to the cost of any sales charges) from their inception on 8/3/2011.  This was well ahead of the various benchmarks noted above for the same timeframe.

As we look back on the year 2011, we see shadows of 2007. During 2007, the mortgage crisis was in full bloom. The first Bear Stearns fund buckled in March of 2007 and Bank of America saved Countrywide Credit in July. Surprise monetary policy events created choppy markets. Most notable of these events was a surprise discount rate cut by the Federal Reserve in August of 2007. In addition, there was tremendous optimism that these monetary policy shifts would ultimately solve the mortgage problem. In fact, U.S. equities reflected this optimism as the S&P 500 reached a record high in October of 2007.

During 2011 the crisis centered on sovereign debt.  Surprise government interventions this time in the form of fiscal bailout packages and stabilization schemes led to choppy global markets. Once again, market participants are optimistic that these actions will solve the crisis.

The monetary policy of 2007 did not solve the mortgage crisis; rather the situation continued to worsen, climaxing in 2008. Likewise the fiscal actions of 2011 may not solve the sovereign debt crisis. As we ended 2011, we were positioned for continued weakness in Europe.  Our positioning at year-end was consistent with slightly stronger growth outside of Europe, lack of real progress in addressing the financial crisis in the Euro zone, and the continued, albeit reluctant, perception of the U.S. dollar as a safe haven.

Sincerely,

Heydon Traub, CFA, CFP®

1The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

0227-NLD-2/6/2012

THE FX STRATEGY FUND

PPERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through December 31, 2011*

Non-Annualized Total Returns as of December 31, 2011

	Since Inception – Class I*	Since Inception – Class A**
The FX Strategy Fund Class I	1.10%	-
The FX Strategy Fund Class A	-	-
Without sales charge	-	10.37%
With sales charge	-	4.01%
S&P 500***	(3.01)%	0.76%

* Class I commenced operations on February 25, 2011.

** Class A commenced operations on August 3, 2011.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.81% for Class I and 2.56% for Class A.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of December 31, 2011 (Unaudited)

Percent of
Net Assets
Private Investment Funds	39.89%
Mutual Funds	31.78%
Short-Term Investments	14.37%
Exchange Traded Funds	7.14%
Other Assets Less Liabilities	6.82%
Total	100.00%

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 7.14%
24,311	PIMCO Enhanced Short Maturity Strategy Fund	$ 2,434,990
	( Cost - $2,448,786)

	MUTUAL FUNDS - 31.78%
541,519	Fidelity Conservative Income Bond Fund	5,398,949
512,390	Vanguard Short-Term Bond Index Fund	5,436,453
	TOTAL MUTUAL FUNDS	10,835,402
	( Cost - $10,853,487)

	PRIVATE INVESTMENT FUNDS - 39.89%
6,140	FX Strategy LLC *	6,966,181
5,159	P/E Funds Ltd.- Class F2: The Global Aggressive Fund *	6,631,870
	TOTAL PRIVATE INVESTMENT FUNDS	13,598,051
	( Cost - $13,058,304)

	SHORT-TERM INVESTMENTS - 14.37%
	MONEY MARKET FUND - 14.37%
4,899,787	Dreyfus Cash Advantage Fund, 0.24% +	4,899,787
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $4,899,787)

	TOTAL INVESTMENTS - 93.18%
	( Cost - $31,260,364) (a)	$ 31,768,230
	OTHER ASSETS LESS LIABILITIES - 6.82%	2,325,722
	NET ASSETS - 100.00%	$ 34,093,952

	______________
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,261,683 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 538,428
	Unrealized depreciation:	(31,881)
	Net unrealized appreciation:	$ 506,547

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on December 31, 2011.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2011
		Unrealized
		Appreciation
Contracts		(Depreciation)
	PURCHASED FUTURES CONTRACTS
22	Japanese Yen Future March 2012	$ 32,825
	(Underlying Face Amount at Value $3,577,750)
1	USD/CZK Future March 2012	1,142
	(Underlying Face Amount at Value $100,100)
3	USD/NOK Future March 2012	(1,432)
	(Underlying Face Amount at Value $300,900)
2	USD/SEK Future March 2012	743
	(Underlying Face Amount at Value $200,800)
	TOTAL OPEN PURCHASED FUTURES CONTRACTS	33,278

	WRITTEN FUTURES CONTRACTS
21	Australian Dollar Future March 2012	(32,240)
	(Underlying Face Amount at Value $2,135,910)
13	British Pound Future March 2012	(5,075)
	(Underlying Face Amount at Value $1,259,375)
9	Brazilian Real Future March 2012	890
	(Underlying Face Amount at Value $476,100)
12	Canadian Dollar Future March 2012	(8,400)
	(Underlying Face Amount at Value $1,178,520)
32	Euro Fx Future March 2012	11,900
	(Underlying Face Amount at Value $5,187,200)
4	Mexican Peso Future March 2012	700
	(Underlying Face Amount at Value $142,700)
7	New Zealand Dollar Future March 2012	(9,240)
	(Underlying Face Amount at Value $543,690)
	TOTAL OPEN WRITTEN FUTURES CONTRACTS	(41,465)

	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (8,187)

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

Assets:
Investments in Securities at Fair Value (identified cost $31,260,364)	$ 31,768,230
Deposit with Broker for Futures Contracts	2,061,990
Receivable for Fund Shares Sold	307,435
Dividends and Interest Receivable	12,909
Prepaid Expenses and Other Assets	8,073
Total Assets	34,158,637

Liabilities:
Accrued Advisory Fees	23,456
Fees Payable to Other Affiliates	6,305
Due To Broker- Variation Margin	8,187
Accrued Distribution Fees	3,308
Other Accrued Expenses	23,429
Total Liabilities	64,685

Net Assets	$ 34,093,952

Class I Shares:
Net Assets (Unlimited shares of no par value interest
authorized; 1,540,574 shares of beneficial interest outstanding)	$ 15,579,713

Net Asset Value, Offering and Redemption Price Per Share
($15,579,713/ 1,540,574 shares of beneficial interest outstanding)	$ 10.11

Class A Shares:
Net Assets (Unlimited shares of no par value interest
authorized; 1,831,298 shares of beneficial interest outstanding)	$ 18,514,239

Net Asset Value and Redemption Price Per Share
($18,514,239/ 1,831,298 shares of beneficial interest outstanding)	$ 10.11
Offering Price Per Share
($10.11/0.9425)	$ 10.73

Composition of Net Assets:
At December 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 33,247,635
Accumulated Net Realized Gain From Investments and Futures Contracts	346,638
Net Unrealized Appreciation (Depreciation) on:
Investments	507,866
Futures Contracts	(8,187)
Net Assets	$ 34,093,952

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2011*

Investment Income:
Dividend Income	$ 60,204
Interest Income	2,173
Total Investment Income	62,377

Expenses:
Investment Advisory Fees	104,766
Fund Accounting Fees	26,582
Distribution Fees (12b-1) - Class I	19,492
Transfer Agent Fees	16,315
Audit Fees	15,000
Chief Compliance Officer Fees	11,470
Administration Fees	10,477
Printing Expense	8,768
Registration & Filing Fees	7,336
Legal Fees	6,037
Trustees' Fees	3,507
Custody Fees	2,704
Insurance Expense	52
Miscellaneous Expenses	2,671
Total Expenses	235,177
Less: Fees Waived by Adviser	(43,132)
Net Expenses	192,045

Net Investment Loss	(129,668)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) on:
Investments	(1,319)
Futures Contracts	456,032
Long-Term Distributions of Realized Gains from Underlying Investment Companies	21,593
Total Net Realized Gain	476,306
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	507,866
Futures Contracts	(8,187)
Total Net Change in Unrealized Appreciation	499,679
Net Realized and Unrealized Gain on Investments	975,985

Net Increase in Net Assets Resulting From Operations	$ 846,317
_____
*The Fund commenced operations on February 25, 2011.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
December 31, 2011*

Operations:
Net Investment Loss	$ (129,668)
Net Realized Gain on Investments and Futures	454,713
Long-Term Distributions of Realized Gains from Underlying Investment Companies	21,593
Net Change in Unrealized Appreciation on Investments and Futures Contracts	499,679
Net Increase in Net Assets
Resulting From Operations	846,317

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (1,700,124 shares)	16,621,851
Cost of Shares Redeemed (159,550 shares)	(1,600,399)
Total From Shares of Beneficial Interest Transactions	15,021,452

Class A Shares:
Proceeds from Shares Issued (1,833,684 shares)	18,250,136
Cost of Shares Redeemed (2,386 shares)	(23,953)
Total From Shares of Beneficial Interest Transactions	18,226,183

Total Increase in Net Assets From Shares of Beneficial Interest Transactions	33,247,635

Total Increase in Net Assets	34,093,952

Net Assets:
Beginning of Period	-
End of Period	$ 34,093,952

Accumulated Net Investment Income at End of Period	$ -
_______
*The Fund commenced operations on February 25, 2011.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period.
	Class I
	For the Period
	Ended
	December 31, 2011*

Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.12)
Net gain from securities
(both realized and unrealized)	0.23
Total from operations	0.11

Net Asset Value, End of Period	$ 10.11

Total Return (b)	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 15,580
Ratio to average net assets:
Expenses, Gross (d)	2.49%	(c )
Expenses, Net of Reimbursement (d)	2.02%	(c )
Net investment loss, Net of Reimbursement (d)(e)	(1.44)%	(c )
Portfolio turnover rate	5%

__________
*Class I commenced operations on February 25, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period.
	Class A
	For the Period
	Ended
	December 31, 2011*

Net Asset Value, Beginning of Period	$ 9.16
Decrease From Operations:
Net investment loss (a)	(0.03)
Net gain from securities
(both realized and unrealized)	0.98
Total from operations	0.95

Net Asset Value, End of Period	$ 10.11

Total Return (b)	10.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 18,514
Ratio to average net assets:
Expenses, Gross (d)	1.54%	(c )
Expenses, Net of Reimbursement (d)	1.28%	(c )
Net investment loss, Net of Reimbursement (d)(e)	(0.65)%	(c )
Portfolio turnover rate	5%

__________
*Class A commenced operations on August 3, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1.

ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek income and capital appreciation.  The Fund currently offers Class I and Class A shares.  Class I commenced operations on February 25, 2011.  Class A commenced operations on August 3, 2011.  Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund’s investments in private investment funds are presented at fair value as determined by the Advisor. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate.  In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memorandums.  The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.  These investments are classified as Level 2 investments as they can be redeemed daily at fair value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 2,434,990	-	-	$ 2,434,990
Mutual Funds	10,835,402	-	-	10,835,402
Private Investment Funds	-	13,598,051	-	13,598,051
Short-Term Investments	4,899,787	-	-	4,899,787
Total	$ 18,170,179	$ 13,598,051	$ -	$ 31,768,230
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 8,187	-	-	$ 8,187
Total	$ 8,187	$ -	$ -	$ 8,187

                   *Derivative instruments include cumulative unrealized loss on futures contracts open at December 31, 2011.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and

Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  To manage foreign currency risk, the Fund may purchase or sell futures contracts.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  During the period ended December 31, 2011, the Fund had net realized gains of $456,032 and unrealized losses of $8,187 on futures contracts subject to foreign currency exchange risk.  Such amounts are disclosed on the Statement of Operations.  Futures contracts outstanding at year end are included in the Fund’s portfolio of investments.

The derivative instruments outstanding as of December 31, 2011 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $26,863,381 and $501,485, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Traub Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended December 31, 2011, the Fund incurred $104,766 of advisory fees.

The Advisor voluntarily waived its management fee through June 30, 2011.  For the period July 1, 2011 to December 31, 2011, the Advisor voluntarily waived its management fee on the first $5 million of the Fund’s average daily net assets.  Total management fees voluntarily waived by the Advisor for the period ended December 31, 2011 amounted to $43,132.

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class I and Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  For the period ended December 31, 2011, pursuant to the Plan, Class I shares paid $19,492.  No fees were paid for Class A shares as the Plan was inactive during the period.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares.   The Distributor is an affiliate of GFS. For the period ended December 31, 2011, the Distributor received $58 in underwriting commissions for sales of Class A shares, of which $8 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund also pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as

Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5.   TAX COMPONENTS OF CAPITAL

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Post	Capital	Unrealized	Total
Ordinary	Long-Term	October	Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 49,470	$ 290,300	$ -	$ -	$ 506,547	$ 846,317

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the mark-to-market on open Section 1256 contracts and partnership adjustments.

Permanent book and tax differences primarily attributable to net operating losses resulted in reclassification for the period ended December 31, 2011 as follows: a decrease in accumulated net investment loss of $129,668 and a decrease in accumulated net realized gain from security transactions of $129,668.

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of December 31, 2011, SEI Private Trust Co. and Queensboro Fund LLC held approximately 38% of the voting securities of Class A shares and approximately 26% of Class I shares, respectively.

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The FX Strategy Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The FX Strategy Fund, a series of the Northern Lights Fund Trust (the “Fund”) as of December 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the period February 25, 2011 (commencement of operations), through December 31, 2011.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and broker or by physical inspection.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The FX Strategy Fund as of December 31, 2011, and the results of its operations, changes in its net assets, and the financial highlights for the period February 25, 2011 (commencement of operations), through December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 29, 2012

THE FX STRATEGY FUND

TRUSTEES & OFFICERS

December 31, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	96

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	96	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	96	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)
John V. Palancia (1954)	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	96

THE FX STRATEGY FUND

TRUSTEES & OFFICERS (Continued)

December 31, 2011 (Unaudited)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	96	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A

THE FX STRATEGY FUND

TRUSTEES & OFFICERS (Continued)

December 31, 2011 (Unaudited)

Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-397-8728.

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION

December 31, 2011 (Unaudited)

Approval of Advisory Agreement – The FX Strategy Fund

In connection with a regular meeting held on September 22, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Traub Capital Management, LLC (“Traub” or the “Adviser”) and the Trust, on behalf of The FX Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the Fund’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of Traub’s operations, the quality of Traub’s compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that Traub has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Traub has not yet begun advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of Traub with its existing accounts. The Board concluded that the Adviser’s past performance appear to be qualified to manage the Fund.

 Fees and Expenses.  The Board noted that Traub would charge a 1.00% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by Traub in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by Traub from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that Traub’s level of profitability from its relationship with the Fund would not be excessive.

THE FX STRATEGY FUND

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2011 (Unaudited)

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

THE FX STRATEGY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/11)	Ending Account Value (12/31/11)	Expenses Paid During the Period* (7/1/11 to 12/31/11)
Actual
Class I	$1,000.00	$1,011.00	$11.91
Class A**	$1,000.00	$1,103.71	$5.53
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,013.36	$11.93
Class A	$1,000.00	$1,018.75	$6.51

*    Expenses Paid During Period- Hypothetical are equal to the Fund’s annualized expense ratio of 2.35% for Class I and 1.28% for Class A, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six-month period ended December 31, 2011).

**  Expenses Paid During Period- Actual for Class A are equal to the Fund’s annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 150 days and divided by 365 (to reflect the number of days in the period from August 3, 2011, commencement of operations, through December 31, 2011).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISOR

Traub Capital Management, LLC

97 Chapel Street-2nd Floor

Needham, MA 02492

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLC

41 South High Street

Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $13,000

2010 – N/A

(b)

Audit-Related Fees

2011 – None

2010 – N/A

(c)

Tax Fees

2011 – $3,000

2010 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 – None

2010 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 – $3,000

2010 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

3/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

3/12/12

By (Signature and Title)

/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/12/12